2. LOANS: Schedule of Additional information on allowance for credit losses based on a collective evaluation (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Additional information on allowance for credit losses based on a collective evaluation

	2020
	Live Checks	Premier Loans	OtherConsumer Loans	Real EstateLoans	Sales FinanceContracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	11,544	5,797	33,760	140	5,449	56,690
Charge-offs	(11,735)	(4,592)	(42,696)	(49)	(4,275)	(63,347)
Recoveries	2,779	512	13,589	7	940	17,827
Ending Balance	$10,765	$5,838	$43,833	$267	$5,625	$66,328